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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ] Amendment Number:
                                              ----------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Management, LP
Address:   712 Fifth Avenue, 42nd Floor
           New York, NY 10019

Form 13F File Number: 28-06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Jackelow
Title:   Chief Financial Officer
Phone:   212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                         New York, NY      November 14, 2006
-------------------------------------   ------------------   -------------------
(Signature)                                (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            29

Form 13F Information Table Value Total:       983,007
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
1     28-06341               SAB Capital Advisors, LLC

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
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                                 TITLE OF                 VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER             CLASS         CUSIP    (X1000)    PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC  COM             00763M108     87,864  2,221,600 SH       DEFINED           1  2,221,600      0    0
ALEXANDRIA REAL ESTATE EQ IN COM             015271109      4,099     43,700 SH       DEFINED           1     43,700      0    0
AMEDISYS INC                 COM             023436108     21,146    533,040 SH       DEFINED           1    533,040      0    0
ATP OIL & GAS CORP           COM             00208J108     68,667  1,858,880 SH       DEFINED           1  1,858,880      0    0
BAUSCH & LOMB INC            COM             071707103    108,607  2,166,500 SH       DEFINED           1  2,166,500      0    0
BEARINGPOINT INC             COM             074002106     23,412  2,978,610 SH       DEFINED           1  2,978,610      0    0
CELANESE CORP DEL            COM SER A       150870103     14,476    808,700 SH       DEFINED           1    808,700      0    0
CENTENE CORP DEL             COM             15135B101     15,325    932,200 SH       DEFINED           1    932,200      0    0
CHARTER COMMUNICATIONS INC D CL A            16117M107     27,434 18,048,714 SH       DEFINED           1 18,048,714      0    0
COUNTRYWIDE FINANCIAL CORP   COM             222372104     49,752  1,419,861 SH       DEFINED           1  1,419,861      0    0
GENESCO INC                  COM             371532102      9,700    281,400 SH       DEFINED           1    281,400      0    0
HELIX ENERGY SOLUTIONS GRP I COM             42330P107     13,360    400,000 SH       DEFINED           1    400,000      0    0
HUNTSMAN CORP                COM             447011107     29,299  1,609,808 SH       DEFINED           1  1,609,808      0    0
INTRALASE CORP               COM             461169104     20,238  1,026,793 SH       DEFINED           1  1,026,793      0    0
ISHARES TR                   RUSSELL 2000    464287655      3,469     12,805 SH  PUT  DEFINED           1     12,805      0    0
MARATHON ACQUISITION CORP    UNIT 99/99/9999 565756202     15,000  1,875,000 SH       DEFINED           1  1,875,000      0    0
MICROSOFT CORP               COM             594918104     32,820  1,200,000 SH       DEFINED           1  1,200,000      0    0
NRG ENERGY INC               COM NEW         629377508     27,950    617,000 SH       DEFINED           1    617,000      0    0
PENTAIR INC                  COM             709631105      5,042    192,500 SH       DEFINED           1    192,500      0    0
PFSWEB INC                   COM             717098107        451    367,000 SH       DEFINED           1    367,000      0    0
PHH CORP                     COM NEW         693320202     77,347  2,822,877 SH       DEFINED           1  2,822,877      0    0
SPDR TR                      PUT             78462F 95 3    2,158      1,088 SH  PUT  DEFINED           1      1,088      0    0
TERRA INDS INC               COM             880915103     73,220  9,496,700 SH       DEFINED           1  9,496,700      0    0
UNISOURCE ENERGY CORP        COM             909205106     38,905  1,167,267 SH       DEFINED           1  1,167,267      0    0
UNITEDHEALTH GROUP INC       COM             91324P102     68,895  1,400,300 SH       DEFINED           1  1,400,300      0    0
UNIVERSAL AMERN FINL CORP    COM             913377107     13,137    817,500 SH       DEFINED           1    817,500      0    0
USEC INC                     COM             90333E108     10,434  1,082,400 SH       DEFINED           1  1,082,400      0    0
WCI CMNTYS INC               COM             92923C104     45,850  2,628,997 SH       DEFINED           1  2,628,997      0    0
WILLIAMS COS INC DEL         COM             969457100     74,952  3,140,000 SH       DEFINED           1  3,140,000      0    0